Average Annual Total Returns	12 Months Ended
Nov. 30, 2011
Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.08%
Five Years	4.83%
Ten Years	5.16%
Inception Date	Jun. 18, 1990
Vanguard Ohio Tax-Exempt Money Market Fund | Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.07%
Five Years	1.30%
Ten Years	1.56%
Inception Date	Jun. 18, 1990
Return After Taxes on Distributions | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.08%
Five Years	4.82%
Ten Years	5.11%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.01%
Five Years	4.73%
Ten Years	5.05%
Ohio Tax-Exempt Money Market Funds Average | Vanguard Ohio Tax-Exempt Money Market Fund | Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	none
Five Years	1.05%
Ten Years	1.21%
Barclays Capital Municipal Bond Index | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
Barclays Capital OH Municipal Bond Index | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.96%
Five Years	4.52%
Ten Years	4.89%